TAXATION (Income Tax Rate Reconciliation) (Details) (CNY)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
TAXATION [Abstract]
Statutory CIT rate	25.00%	(25.00%)	25.00%
Share-based compensation expenses	1.30%	0.30%	0.70%
Change in fair value of convertible senior notes and capped call options	25.60%	1.60%	(21.10%)
Goodwill impairment	0.00%	0.00%	3.20%
Accrued payroll and welfare expenses	2.40%	0.80%	4.40%
Change of enact tax rate	49.20%	(7.50%)	0.00%
Effect of prior year tax difference	0.00%	(0.60%)	0.00%
Other non-deductible expenses	1.90%	0.80%	5.60%
Difference in tax rate of a subsidiary outside the PRC	3.80%	0.90%	(0.90%)
Effect of tax holiday for subsidiaries	(6.50%)	6.90%	(13.20%)
Change in valuation allowance	(93.80%)	21.20%	19.10%
Effective CIT rate	8.90%	(0.60%)	22.80%
Out-of-period adjustment		12,146,071